Income taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2019	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income tax rate reconciliation, federal statutory income tax rate, percent	26.90%	26.90%
Operating loss carryforwards	$ 21,310,259		$ 19,775,710
Operating loss carryforwards, expiration date, description	The US non-capital loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated after 2018 do not expire